Share-based compensation (Details)												12 Months Ended
	Apr. 30, 2019 shares	Oct. 31, 2018 shares	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	May 09, 2018 USD ($) shares	May 09, 2018 CNY (¥) ¥ / shares shares	Apr. 30, 2018 shares	Oct. 11, 2017 shares	May 03, 2016 shares	Jun. 29, 2015 shares	Jan. 25, 2015 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥)
Share-based compensation
Number of shares granted | shares	155,000	475,000			40,000,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645	155,000	155,000
Expiration period (in years)												10 years	10 years
Exercise price (in dollars per share)						¥ 4.75
Share-based compensation expense			$ 1,332,770	¥ 9,163,461	$ 2,357,666	¥ 16,210,135						$ 21,681,689	¥ 150,943,580	¥ 171,836,485	¥ 74,009,575
Service period (in years)					5 years	5 years
Weighted-average grant date fair value of the options													¥ 10.33	¥ 13.08
Minimum
Share-based compensation
Vesting period (in years)												3 years	3 years
Maximum
Share-based compensation
Vesting period (in years)												4 years	4 years
Exercise price (in dollars per share)													¥ 31.96